Financial Instruments (Restated) - Schedule of Financial Instruments,Other than Cash and Short-Term Deposits (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
At amortised cost [Member]
Financial assets
Trade and other receivables	$ 402,664	$ 837,930
Total Current Assets	402,664	837,930
TOTAL ASSETS	402,664	837,930
Financial liabilities
Trade and other payables	15,020,046	15,020,679
Total Current Liabilities	15,020,046	15,020,679
TOTAL LIABILITIES	15,020,046	15,020,679
Fair value Through profit or loss [Member]
Financial assets
Trade and other receivables
Total Current Assets
TOTAL ASSETS
Financial liabilities
Trade and other payables
Total Current Liabilities
TOTAL LIABILITIES
Fair value Through other comprehensive income [Member]
Financial assets
Trade and other receivables
Total Current Assets
TOTAL ASSETS
Financial liabilities
Trade and other payables
Total Current Liabilities
TOTAL LIABILITIES